Treasury shares	12 Months Ended
Dec. 31, 2025
Treasury shares
Treasury shares

22. Treasury shares

On June 11, 2022, the Board of Directors of the Company authorized the company to implement a share repurchase program to repurchase from time to time of up to US$200 million worth of ADSs, each representing one Class A ordinary share, par value US$ 0.0001 per share, of the Company over a period of 24 months starting from July 2022.

On March 18,2024, the Board of Directors of the Company authorized the company implement a share repurchase program to repurchase from time to time of up to time of up to US$300 million worth of ADSs, each representing one Class A ordinary share, par value US$ 0.0001 per share, of the Company over a period of 36 months starting from June 2024.

As of December 31, 2025, the Company repurchased an aggregate of 181,417,608 ADSs, representing 181,417,608 Class A ordinary shares under the share repurchase program, at an average price of US$ 4.2407 per ADS, for US$ 769,338,518 (RMB 5,380,061,190). As of December 31, 2025, 71,645,824 shares were canceled, and 1,652,188 shares were used for exercise of share options. The remaining balance of treasury shares represents 108,119,596 Class A ordinary shares, at an average price of US$ 2.2703 per ADS, for US$ 245,458,571 (RMB1,716,516,330). These shares were recorded at their purchase cost on the consolidated balance sheets and have not been cancelled as of December 31, 2025.

The total cost of treasury shares as of December 31, 2023, 2024 and 2025 was RMB 899,627,520, RMB 1,419,285,878 and RMB 1,716,516,330 (US$ 245,458,571), respectively. The Company may retire such treasury shares, in which case they will resume the status of authorized but unissued shares.